Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 26, 2025	Sep. 10, 2023	Oct. 27, 2020	Jun. 30, 2025	Jun. 30, 2024
Stockholders’ Equity [Line Items]
Common stock, shares authorized				50,000,000	50,000,000
Common stock, per share (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred shares issued
Shares issued value (in Dollars)				$ 12,588
Vested shares			324,784
Vesting period			4 years
Total consideration (in Dollars)		$ 4
Agreement percentage				8.00%
Covered shares				11,010,002
Gross proceeds from offering (in Dollars)				$ 12,588
Percentage of underwriting discount per share				7.00%
Purchase of warrants total shares				5.00%
Percentage of public offering price				115.00%
Vest [Member]
Stockholders’ Equity [Line Items]
Vested shares			1,299,136
Jonathan Klamkin [Member]
Stockholders’ Equity [Line Items]
Shares issued			1,623,920
Director [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)			$ 10
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity [Line Items]
Vesting rights percentage			20.00%
Lee McCarthy [Member]
Stockholders’ Equity [Line Items]
Unvested stock options exercised		649,570
IPO [Member]
Stockholders’ Equity [Line Items]
Shares issued	2,285,714
Gross proceeds from offering (in Dollars)				$ 13,800
Net proceeds (in Dollars)				$ 12,600
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Shares issued	342,857
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued				2,628,571
Shares issued value (in Dollars)				$ 1
Common Stock [Member] | IPO [Member]
Stockholders’ Equity [Line Items]
Common stock price (in Dollars per share)	$ 5.25